Subsequent Events (Details)									1 Months Ended					2 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jan. 03, 2024 director $ / shares shares	Dec. 07, 2023 USD ($) $ / shares	Jun. 23, 2023 USD ($) $ / shares shares	May 05, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Feb. 13, 2023 shares	Jan. 12, 2023 $ / shares	Apr. 02, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) shares	Jan. 31, 2023 $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Nov. 30, 2022 USD ($)	May 31, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	Feb. 04, 2023 USD ($)
Subsequent Event [Line Items]
Warrants to purchase common shares, shares																21,500,000		71,100,000
Term of warrants													10 years			5 years		5 years
Exercise price of share | $ / shares											$ 0.306					$ 0.50	$ 0.306	$ 0.50	$ 0.50
Placement agent fees and expenses | $																$ 400,000		$ 2,000,000.0	$ 2,800,000
Stock issued for private offerings (in shares)						400,000
Stock issued for private offerings | $															$ 6,328,000
Convertible note, redeemed amount | $																				$ 2,000,000	$ 500,000	$ 4,000,000	$ 31,000,000
Maximum
Subsequent Event [Line Items]
Exercise price of share | $ / shares																						$ 0.75
Minimum
Subsequent Event [Line Items]
Exercise price of share | $ / shares															$ 0.10					$ 0.10		$ 0.10
Placement agent notes
Subsequent Event [Line Items]
Debt Instrument Term				18 months	18 months												18 months
Convertible note, aggregate principal | $				$ 1,000,000.0	$ 1,000,000.0												$ 2,300,000
Exercise price of share | $ / shares				$ 0.50	$ 0.50
Proceeds from issuance of warrants | $				$ 900,000	$ 900,000
Notes issuance costs | $																	200,000
Proceeds from sale of notes | $																	$ 1,100,000
Placement agent fees and expenses | $				$ 100,000	$ 100,000
Partitioned Notes
Subsequent Event [Line Items]
Convertible note, aggregate principal | $															$ 2,000,000.0					$ 2,000,000.0		$ 4,000,000.0
Long-term Convertible Note - April 2, 2021 Note
Subsequent Event [Line Items]
Debt Instrument Term								2 years
Convertible note, aggregate principal | $								$ 28,500,000													$ 4,100,000			$ 6,100,000
Conversion of preferred stock to common stock (in shares)																				12,200,000		17,300,000
Placement Agent Warrants Issue One | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares				1,000,000.0	1,000,000.0												1,300,000
Term of warrants				3 years	3 years												3 years
Exercise price of share | $ / shares																	$ 0.50
Placement Agent Warrants Issue Two | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares				300,000	300,000												400,000
Term of warrants				10 years	10 years												10 years
Exercise price of share | $ / shares																	$ 0.26
Accredited Investors
Subsequent Event [Line Items]
Warrants to purchase common shares, shares																21,500,000		71,100,000
Stock issued for private offerings (in shares)												500,000							85,400,000				34,600,000
Stock issued for private offerings | $												$ 100,000				$ 3,000,000.0		$ 14,400,000	$ 18,900,000
Accredited Investors | Placement agent notes
Subsequent Event [Line Items]
Convertible note, redeemed amount | $											$ 2,300,000
Warrants issued in debt conversion											14,300,000
Allotment to placement agent
Subsequent Event [Line Items]
Warrants to purchase common shares, shares													10,700,000			3,200,000			19,400,000
Term of warrants																10 years			10 years
Exercise price of share | $ / shares													$ 0.23			$ 0.16			$ 0.255
Placement agent fees and expenses | $										$ 5,000,000	$ 5,000,000							$ 25,000.0	$ 50,000
Warrant covering common stock shares purchased, percentage													15.00%					12.00%	13.00%
Second Private Placement
Subsequent Event [Line Items]
Warrants to purchase common shares, shares																			64,000,000.0
Term of warrants																			5 years
Exercise price of share | $ / shares																			$ 0.306
Number of common shares in a fixed combination issue of shares													1						1
Number of warrants in a fixed combination issue of securities													1						1
Exercise price of stock warrant combo, per share | $ / shares							$ 0.23												$ 0.255
Closing share price (as percentage)							90.00%
Subsequent Event
Subsequent Event [Line Items]
Warrants to purchase common shares, shares									7,200,000
Exercise price of share | $ / shares									$ 0.14
Placement agent fees and expenses | $									$ 200,000					$ 400,000
Warrant covering common stock shares purchased, percentage									13.00%
Subsequent Event | 2012 Equity Incentive Plan
Subsequent Event [Line Items]
Nonqualified stock options granted	10,750,779
Stock option granted, exercise price | $ / shares	$ 0.21
Number of directors, granted | director	5
Number of nonqualified options cancelled	4,060,779
Remaining nonqualified options outstanding	6,690,000
Term of nonqualified options granted	10 years
Subsequent Event | 2012 Equity Incentive Plan | Maximum
Subsequent Event [Line Items]
Exercise price of nonqualified options cancelled | $ / shares	$ 5.57
Subsequent Event | 2012 Equity Incentive Plan | Minimum
Subsequent Event [Line Items]
Exercise price of nonqualified options cancelled | $ / shares	$ 0.41
Subsequent Event | 2012 Equity Incentive Plan | Nonemployee | Managing Director
Subsequent Event [Line Items]
Nonqualified stock options granted	4,000,000
Subsequent Event | 2012 Equity Incentive Plan | Employee | Executive Officer [Member]
Subsequent Event [Line Items]
Nonqualified stock options granted	2,980,222
Number of executive officers to whom nonqualified stock options granted | director	2
Subsequent Event | 2012 Equity Incentive Plan | Employee | Non-Executive Employees [Member]
Subsequent Event [Line Items]
Nonqualified stock options granted	3,770,557
Subsequent Event | Placement agent notes
Subsequent Event [Line Items]
Debt Instrument Term			18 months
Convertible note, aggregate principal | $			$ 1,300,000
Proceeds from issuance of warrants | $			1,200,000
Placement agent fees and expenses | $			$ 100,000
Subsequent Event | Amended placement agent notes
Subsequent Event [Line Items]
Exercise price of share | $ / shares																	0.306
Subsequent Event | Partitioned Notes
Subsequent Event [Line Items]
Convertible note, aggregate principal | $									$ 1,300,000	$ 1,500,000				$ 1,500,000
Subsequent Event | Long-term Convertible Note - April 2, 2021 Note
Subsequent Event [Line Items]
Conversion of preferred stock to common stock (in shares)									8,300,000					8,700,000
Subsequent Event | Short Term Notes
Subsequent Event [Line Items]
Debt Instrument Term									6 months
Convertible note, aggregate principal | $									$ 800,000
Notes issuance costs | $		$ 100,000
Proceeds from sale of notes | $		$ 700,000
Subsequent Event | Placement Agent Warrants Issue One
Subsequent Event [Line Items]
Exercise price of share | $ / shares									$ 0.35								$ 0.50
Number of shares									7,200,000
Percent of unit pricing in offering									80.00%
Subsequent Event | Placement Agent Warrants Issue One | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares			1,300,000
Term of warrants			3 years
Exercise price of share | $ / shares			$ 0.50
Subsequent Event | Placement Agent Warrants Issue One | Short Term Notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares									800,000
Term of warrants									5 years
Exercise price of share | $ / shares									$ 0.35
Subsequent Event | Placement Agent Warrants Issue Two | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares			400,000
Term of warrants			10 years
Exercise price of share | $ / shares			$ 0.26
Subsequent Event | Placement Agent Warrants Issue Two | Short Term Notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares									400,000
Term of warrants									10 years
Exercise price of share | $ / shares		$ 0.35
Subsequent Event | Private placement warrants
Subsequent Event [Line Items]
Warrants to purchase common shares, shares									10,300,000	14,700,000				14,700,000
Term of warrants									5 years	5 years				5 years
Exercise price of share | $ / shares									$ 0.35	$ 0.50				$ 0.50
Subsequent Event | Accredited Investors
Subsequent Event [Line Items]
Stock issued for private offerings (in shares)									10,300,000					14,700,000
Stock issued for private offerings | $									$ 1,500,000					$ 2,600,000
Subsequent Event | Accredited Investors | Placement agent notes
Subsequent Event [Line Items]
Convertible note, redeemed amount | $														$ 2,300,000
Warrants issued in debt conversion														11,500,000
Subsequent Event | Accredited Investors | Private placement warrants
Subsequent Event [Line Items]
Term of warrants										5 years				5 years
Exercise price of share | $ / shares										$ 0.306				$ 0.306
Warrants issued in debt conversion														11,500,000
Subsequent Event | Allotment to placement agent
Subsequent Event [Line Items]
Warrants to purchase common shares, shares									1,500,000		2,200,000
Term of warrants									10 years		10 years
Exercise price of share | $ / shares									$ 0.17		$ 0.20
Placement agent fees and expenses | $									$ 5,000.0					$ 5,000.0
Warrant covering common stock shares purchased, percentage									15.00%		15.00%			12.00%
Subsequent Event | Second Private Placement
Subsequent Event [Line Items]
Number of common shares in a fixed combination issue of shares									1		1
Number of warrants in a fixed combination issue of securities									1		1
Exercise price of stock warrant combo, per share | $ / shares									$ 0.17		$ 0.20
Closing share price (as percentage)									90.00%		90.00%